EARNINGS (LOSS) PER SHARE - Schedule of Potentially Dilutive Securities (Details) - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive shares excluded from computation of diluted net loss per share attributable to common stockholders	0	4,563,016
Restricted Stock Units (RSUs)
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive shares excluded from computation of diluted net loss per share attributable to common stockholders	0	1,164,738
Options [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive shares excluded from computation of diluted net loss per share attributable to common stockholders	0	3,398,278